CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net profit (loss)	€ 260.6	€ 220.1	€ 153.2
Foreign currency translation differences	55.7	(147.3)	(43.1)
Cash-flow hedge	(14.9)	18.9	(6.3)
Income tax effect	1.8	(2.4)	(3.0)
Other comprehensive income (loss) to be reclassified to statement of income in subsequent years	42.6	(130.8)	(52.4)
Actuarial gains (losses) on defined benefit plans	4.9	(1.3)	(8.8)
Income tax effect	(1.3)	1.0	2.8
Other comprehensive income (loss) not being reclassified to statement of income in subsequent years	3.6	(0.3)	(6.0)
Other comprehensive income (loss), net of tax	46.2	(131.1)	(58.4)
Comprehensive income (loss)	306.8	89.0	94.8
Comprehensive (income) loss attributable to non-controlling interest	(18.7)	(11.9)	(7.8)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO TECHNIP ENERGIES GROUP	€ 288.1	€ 77.1	€ 87.0